Provisions - Schedule of provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	$ 24,828
Exchange adjustments	(451)
Acquisitions	33
New and increase in existing provisionsa	5,876
Unused provision reversed, other provisions	365
Unwinding of discountb	369
Change in discount rate	(3,473)
Provision used, other provisions	3,132
Reclassified to other payables	(377)
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	36
Decrease through loss of control of subsidiary, other provisions	1,948
Ending balance, provisions	21,324	$ 24,828
Current provisions	6,332	5,256
Non-current provisions	14,992	19,572
Decommissioning
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	16,665
Exchange adjustments	(286)
Acquisitions	33
New and increase in existing provisionsa	1,215
Unused provision reversed, other provisions	9
Unwinding of discountb	310
Change in discount rate	(3,245)
Provision used, other provisions	44
Reclassified to other payables	(369)
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	32
Decrease through loss of control of subsidiary, other provisions	1,895
Ending balance, provisions	12,343	16,665
Current provisions	577
Non-current provisions	11,766
Environmental
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	1,745
Exchange adjustments	(15)
Acquisitions	0
New and increase in existing provisionsa	502
Unused provision reversed, other provisions	89
Unwinding of discountb	35
Change in discount rate	(134)
Provision used, other provisions	314
Reclassified to other payables	(3)
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	3
Decrease through loss of control of subsidiary, other provisions	3
Ending balance, provisions	1,721	1,745
Current provisions	390
Non-current provisions	1,331
Litigation And Claims
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	834
Exchange adjustments	(3)
Acquisitions	0
New and increase in existing provisionsa	241
Unused provision reversed, other provisions	53
Unwinding of discountb	14
Change in discount rate	(81)
Provision used, other provisions	171
Reclassified to other payables	0
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	0
Decrease through loss of control of subsidiary, other provisions	2
Ending balance, provisions	779	834
Current provisions	191
Non-current provisions	588
Emissions
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	3,753
Exchange adjustments	(64)
Acquisitions	0
New and increase in existing provisionsa	3,695
Unused provision reversed, other provisions	40
Unwinding of discountb	0
Change in discount rate	0
Provision used, other provisions	2,282
Reclassified to other payables	0
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	0
Decrease through loss of control of subsidiary, other provisions	0
Ending balance, provisions	5,062	3,753
Current provisions	4,643
Non-current provisions	419
Other provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	1,831
Exchange adjustments	(83)
Acquisitions	0
New and increase in existing provisionsa	223
Unused provision reversed, other provisions	174
Unwinding of discountb	10
Change in discount rate	(13)
Provision used, other provisions	321
Reclassified to other payables	(5)
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	1
Decrease through loss of control of subsidiary, other provisions	48
Ending balance, provisions	1,419	$ 1,831
Current provisions	531
Non-current provisions	$ 888